Accrued and other liabilities - Accrued and Other Liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Costs to be paid		€ 536.1	€ 632.7
Personnel-related items		1,599.6	1,328.5
Derivative financial instruments		113.6	156.7
Lease liabilities		306.0	227.2
Provisions		100.8	76.7
Standard warranty reserve		158.9	142.3	€ 143.6
Refund liability		309.4	0.0
Other		21.7	14.5
Accrued and other liabilities		3,146.1	2,578.6
Less: non-current portion of accrued and other liabilities		459.5	401.2
Current portion of accrued and other liabilities	[1]	€ 2,686.6	€ 2,177.4
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities

[1]	Accrued and other liabilities – current includes amounts with related parties of €199.9 million and €199.9 million at December 31, 2024 and 2023, respectively.